Share-Based Compensation	6 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based compensation

Note 14. Share-based compensation

2025 Equity Incentive Plan

On September 23, 2025, the Board of Directors and compensation committee of the Company approved and adopted an equity incentive plan (“2025 Equity Incentive Plan”), which became effective on September 23, 2025. The 2025 Equity Incentive Plan provides up to 2,000,000 Class A ordinary shares that may be issued pursuant to awards granted under the 2025 Equity Incentive Plan.

As of December 31, 2025, there are 1,640,000 Ordinary Shares reserved for issuance under the Company’s 2025 Equity Incentive Plan, under which 360,000 RSUs have been granted to employees.

Share-based compensation such as individually or collectively, any incentive stock option, nonqualified stock option, stock appreciation right, restricted stock, restricted stock unit (“RSUs”), stock bonus award and performance compensation award may be granted to any directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company and its affiliates under 2025 Equity Incentive Plan.

Restricted Stock Units

Pursuant to the employment agreement dated October 16, 2025, the Company granted a RSU award of 360,000 Class A ordinary shares to the employee, which vests over the service term of three years so long as the employee remains employed by the Company starting from October 16, 2025. During the six months ended December 31, 2025, the Company issued in aggregate of 20,000 RSUs to the employee. These RSUs were vested immediately upon issuance.

A summary of the changes in the RSUs relating to Class A ordinary shares granted by the Company during the six months ended December 31, 2025 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2025	—	$—
Granted	360,000	8.4
Vested	(20,000)	(8.4)
Awarded and unvested as of December 31, 2025	340,000	$8.4

The fair values of the RSUs at the grant date are determined with reference to the fair value of the underlying shares (i.e. closing price of the Company’s share as at grant date).

As of December 31, 2025 and June 30, 2025, there were unrecognized compensation costs of $2,856,000 and nil, respectively, related to all outstanding unvested RSUs expected to be recognized over a weighted-average period of approximately 1.5 years and nil, respectively.

The Company recognized the share-based compensation related to these RSUs on a straight-line basis over the vesting periods. For the six months ended December 31, 2025, 2024 and 2023, the Company recognized share-based compensation expense of $168,000, nil and nil, respectively, in connection with the above RSU awards included in general administrative expenses in the unaudited interim condensed consolidated statements of operations.

Share options

On October 16, 2025, the Company granted 360,000 share options to an employee, at an exercise price of $4.00. The vesting schedule of these share options is 30,000 share options per month being vested from November 1, 2025, to October 1, 2026.

The Company recognizes share-based compensation expenses related to these options on a straight-line basis over the vesting periods. For the six months ended December 31, 2025, 2024 and 2023, the Company recognized share-based compensation expenses of $422,991, nil and nil, respectively, included in general administrative expenses in the unaudited interim condensed consolidated statements of operations. As of December 31, 2025 and June 30, 2025, there were unrecognized share-based compensation costs of $1,505,187 and nil, respectively, related to all outstanding share options expected to be recognized over a weighted-average period of approximately 0.4 years and nil, respectively.

The following table summarized the share option activities for the six months ended December 31, 2025:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2025	—	$—	—
Granted	360,000	5.36	10.00
Exercised	—	—	—
Share options outstanding as of December 31, 2025	360,000	$5.36	9.79
Vested and exercisable as of December 31, 2025	60,000	$5.25	9.79

The fair value of the share options at the grant date was estimated at $1,928,178 using the binomial option pricing model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the share options. The risk-free interest rate is based on the yield of the US Treasury Active Curve with maturity life similar to the period between respective grant dates and respective maturity dates of the share options. The expected life of the share options is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

As of October 16, 2025
Volatility	48.38%
Stock price ($)	8.4
Time to maturity (in year)	10
Risk free rate	3.975%
Dividend yield	0.00%